CONSOLIDATED STATEMENTS OF CASH FLOWS - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
OPERATING
Net earnings (loss)	CAD 62,258	CAD (160,051)
Adjustments:
Accretion	26,971	24,783
Depletion and depreciation	491,683	528,002
Impairment	0	14,762
Gain on business combination	0	(22,001)
Unrealized loss on derivative instruments	1,062	137,993
Equity based compensation	61,579	69,235
Unrealized foreign exchange (gain) loss	(71,742)	792
Unrealized other expense	637	131
Deferred taxes	30,117	(82,855)
Asset retirement obligations settled	(9,334)	(9,617)
Changes in non-cash operating working capital	665	8,366
Cash flows from operating activities	593,896	509,540
INVESTING
Drilling and development	(290,593)	(241,545)
Exploration and evaluation	(29,856)	(863)
Property acquisitions	(27,637)	(98,524)
Changes in non-cash investing working capital	407	(12,298)
Cash flows used in investing activities	(347,679)	(353,230)
FINANCING
(Repayments) borrowings on the revolving credit facility	(450,646)	202,617
Issuance (repayment) of senior unsecured notes	391,906	(225,000)
Decrease in finance lease obligation	(4,874)	(4,270)
Cash dividends	(200,074)	(104,723)
Cash flows used in investing activities	(263,688)	(131,376)
Foreign exchange gain (loss) on cash held in foreign currencies	1,257	(3,835)
Net change in cash and cash equivalents	(16,214)	21,099
Cash and cash equivalents, beginning of period	62,775	41,676
Cash and cash equivalents, end of period	46,561	62,775
Supplementary information for cash flows from operating activities
Interest paid	49,721	60,221
Income taxes paid (refunded)	CAD 29,265	CAD (10,535)